Schedule of accruals and other current liabilities (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 76,163	$ 99,429	$ 71,023
Goods and Services Tax payables			26,161
Provision for reinstatement	24,512	32,000	32,000
Other payables	39,388	51,421	61,444
Non-trade creditors	274,861	358,828	254,494
Total	$ 414,924	$ 541,678	$ 445,122